Variable interest entities	12 Months Ended
Dec. 31, 2025
Variable Interest Entities
Variable interest entities
Note 28 — Variable interest entities
For further details on the variable interest entities consolidated within the Consolidated Financial Statements, see Note 1 — Operations of the Company, Note 2 — Basis of presentation and consolidation and Note 3 — Significant accounting policies. Because cannabis remains a Schedule I controlled substance for U.S. Federal purposes, the assets of the Company’s variable interest entities can typically be used only to settle obligations of the variable interest entities, except for certain grandfathered obligations, such as the Company’s Senior Secured Notes – 2026. In addition, the creditors of Curaleaf, Inc. do not have recourse to the general credit of the Company.
Financial Information
The following table presents summarized financial information about the Company’s variable interest entities as of December 31, 2025 and 2024:

	As of
	December 31, 2025	December 31, 2024
Included in Consolidated Balance Sheets:
Current assets	$357,373	$368,578
Non-current assets	2,034,807	2,179,923
Current liabilities(1)	496,678	508,135
Non-current liabilities(1)	1,310,344	1,286,514
Equity attributable to Curaleaf Holdings, Inc.	585,158	753,853

(1) In connection with the issuance of the Senior Secured Notes – 2026, the Company entered into an intercompany loan agreement with Curaleaf, Inc. The intercompany loan is reflected herein and eliminated upon consolidation.

The following table presents summarized financial information about the Company’s variable interest entities for the years ended December 31, 2025 and 2024:

	Years Ended
	December 31, 2025	December 31, 2024
Included in Consolidated Statements of Operations:
Revenues, net	$1,095,657	$1,228,749
Net loss attributable to Curaleaf Holdings, Inc.	(188,615)	(190,007)